Schedule of Intangible Asset (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 2,079,704	$ 2,138,833
Less: Accumulated amortization	(176,774)	(137,720)
Intangible asset, net	$ 1,902,930	$ 2,001,113